PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 3.6%
Airbus SE (France)	25,757	$3,535,064
General Electric Co.	27,022	4,295,687
		7,830,751
Automobiles 2.4%
General Motors Co.	110,620	5,139,405
Banks 13.9%
Bank of America Corp.	195,270	7,765,888
JPMorgan Chase & Co.	49,900	10,092,774
PNC Financial Services Group, Inc. (The)	40,190	6,248,741
Truist Financial Corp.	162,508	6,313,436
		30,420,839
Biotechnology 3.7%
AbbVie, Inc.	47,013	8,063,670
Building Products 2.4%
Johnson Controls International PLC	78,746	5,234,247
Capital Markets 5.2%
Blackstone, Inc.	34,965	4,328,667
Goldman Sachs Group, Inc. (The)	15,379	6,956,229
		11,284,896
Chemicals 3.1%
Linde PLC	15,228	6,682,199
Consumer Staples Distribution & Retail 6.2%
Walmart, Inc.	199,105	13,481,400
Electric Utilities 2.3%
PG&E Corp.	282,402	4,930,739
Ground Transportation 3.1%
Union Pacific Corp.	30,037	6,796,172
Health Care Providers & Services 2.1%
Cigna Group (The)	13,918	4,600,873

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs 2.8%
Alexandria Real Estate Equities, Inc.	52,496	$6,140,457
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	14,038	3,577,444
Insurance 6.6%
Chubb Ltd.	25,402	6,479,542
MetLife, Inc.	113,373	7,957,651
		14,437,193
Interactive Media & Services 2.5%
Meta Platforms, Inc. (Class A Stock)	10,993	5,542,890
Multi-Utilities 3.4%
NiSource, Inc.	256,382	7,386,365
Oil, Gas & Consumable Fuels 7.5%
ConocoPhillips	61,838	7,073,030
Exxon Mobil Corp.	81,841	9,421,536
		16,494,566
Passenger Airlines 1.0%
Delta Air Lines, Inc.	45,462	2,156,717
Pharmaceuticals 7.5%
AstraZeneca PLC (United Kingdom), ADR	93,539	7,295,107
Bristol-Myers Squibb Co.	72,204	2,998,632
Eli Lilly & Co.	6,739	6,101,356
		16,395,095
Semiconductors & Semiconductor Equipment 7.1%
Advanced Micro Devices, Inc.*	33,007	5,354,066
Broadcom, Inc.	3,342	5,365,681
Lam Research Corp.	4,464	4,753,490
		15,473,237
Software 7.3%
Microsoft Corp.	14,820	6,623,799

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Oracle Corp.	39,217	$5,537,440
Salesforce, Inc.	14,695	3,778,085
		15,939,324
Technology Hardware, Storage & Peripherals 2.3%
Dell Technologies, Inc. (Class C Stock)	37,207	5,131,217

Total Long-Term Investments (cost $144,556,936)		213,139,696

Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.559%) (cost $4,283,328)(wb)	4,283,328	4,283,328

TOTAL INVESTMENTS 99.6% (cost $148,840,264)		217,423,024
Other assets in excess of liabilities 0.4%		978,274

Net Assets 100.0%		$218,401,298

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3